Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Assets
Cash and cash equivalents	$ 49,227	$ 69,491
Short-term time deposits		12,380
Restricted cash	3,520	4,958
Marketable equity securities		1,436
Accounts and notes receivable, net of provision for doubtful accounts of $418 and $1,822 as of December 31, 2010 and 2011, respectively	17,895	18,647
Amounts due from related party	4,831	10,465
Inventories, net	18,734	13,751
Prepayments and other current assets, net of provision for doubtful accounts of $18 and $162 as of December 31, 2010 and 2011, respectively	4,057	4,191
Deferred tax assets	356	2
Total current assets	98,620	135,321
Investment in an unconsolidated affiliates, at cost	1,520	87
Property, equipment and software, net	14,266	9,600
Land use rights	21,488	20,703
Intangible assets, net		2,929
Goodwill		2,082
Deferred tax assets-noncurrent	112
Other assets	1,291	1,203
Total assets	137,297	171,925
Liabilities and Shareholders' Equity
Accounts payable	9,280	7,378
Notes payable	1,013	30
Amounts due to related party	963	4,848
Taxes payable	1,209	1,001
Advances from customers	1,916	291
Accrued expenses and other current liabilities	8,333	7,613
Deferred government grant	5,910	4,550
Total current liabilities	28,624	25,711
Deferred tax liabilities	33	40
Product warranty	300	142
Total liabilities	28,957	25,893
Commitments and contingencies
Shareholders' equity:
Ordinary shares, $0.0001 par value, 500,000,000 shares authorized, 147,135,996 and 139,953,296 shares issued and outstanding as of December 31, 2010 and 2011, respectively	15	15
Additional paid-in capital	158,879	156,415
Treasury stock	(6,490)	(3,836)
Accumulated other comprehensive income	12,850	12,383
Accumulated deficit	(82,630)	(54,430)
Statutory reserve	2,782	2,782
Total shareholders' equity attributable to Vimicro International Corporation	85,406	113,329
Non-controlling interest	22,934	32,703
Total shareholders' equity	108,340	146,032
Total liabilities and shareholders' equity	$ 137,297	$ 171,925